Trust Account and Fair Value Measurements (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Trust Account And Fair Value Measurements
Interest to pay working capital expenses	$ 600,000	$ 600,000
Description of restriction on withdrawal on trust account	(i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the Public Units sold in the Initial Public Offering if the Company was unable to complete its initial Business Combination within 12 months (or 21 months if extended) from the closing of the Initial Public Offering (subject to the requirements of law). The funds were released from the Trust Account on November 20, 2018 upon the Closing of the initial Business Combination.	(i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the Public Units sold in the Initial Public Offering if the Company was unable to complete its initial Business Combination within 12 months (or 21 months if extended) from the closing of the Initial Public Offering (subject to the requirements of law).